EQUITY AND SHARE BASED PAYMENTS (Narrative) (Details) ₪ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020 ILS (₪)	Dec. 31, 2008 ILS (₪) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2018 ILS (₪) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage transfer of shares to third party			10.00%
Treasury shares repurchased | shares		4,467,990		6,501,588
Percentage of ownerhsip hold			5.00%
Treasury shares repurchased, value		₪ 351		₪ 100
Total net consideration			₪ 276
Remaining treasury shares | shares			7,741,784
Compensation expenses during next four years with respect to options and restricted shares			₪ 9
Non-adjusting events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total net consideration	₪ 276
Offering expenses	₪ 10
Shares granted	19,330,183
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance upon exercise of all options or upon the earning of the restricted shares granted | shares			26,917,000
Shares remained ungranted | shares			9,076,270
Equity Incentive Plan [Member] | Trustee [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted			1,008,735